SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 2,223	$ 2,241
Less: accumulated depreciation	(1,781)	(1,490)
Total property and equipment, net	442	751
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	171	155
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	1,950	1,990
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	29	23
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 73	$ 73